Segment information and revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Segment information and revenue from contracts with customers
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

	2021
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	15,641	27,900	146,382	—	189,923

Adjusted EBITDA	4,843	4,024	20,678	(46,247)	(16,702)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	2,480	936	4,367
Additions to intangible assets	2,401	—	386	—	2,787

Other segment information
Depreciation and amortization (including impairments)	2,076	2,539	10,828	5,849	21,291
Research and development expenses	—	—	—	19,297	19,297

	2020
in EUR k	Pharmaceutical	Diagnostics	COVID-19 (1)	Corporate	Total
Total Revenues from contracts with external customers	16,951	22,108	89,322	—	128,381

Adjusted EBITDA	6,194	(2,408)	37,215	(39,918)	1,083

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	333	602	9,113	2,682	12,730
Additions to intangible assets	3,183	—	1,672	1,802	6,657

Other segment information
Depreciation and amortization (including impairments)	6,769	2,289	1,400	4,670	15,128
Research and development expenses	—	—	—	14,935	14,935

	2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	21,522	27,258	—	48,780

Adjusted EBITDA	14,956	2,306	(22,949)	(5,687)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,362	1,998	17,908	21,268
Additions to intangible assets	3,603	—	3,677	7,280

Other segment information
Depreciation and amortization	1,308	2,032	3,239	6,579
Research and development expenses	—	—	9,590	9,590
(1)	As discussed in note 2, in March 2020 the Group commenced testing for COVID-19 in response to the COVID-19 pandemic and in the third quarter started managing and reporting the COVID-19 business as a separate segment. As such, the Group did not have any activities related to the COVID-19 business prior to 2020 and retrospective presentation in prior year segment reporting is not applicable.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2021	2020	2019
Reportable segment Adjusted EBITDA	29,545	41,001	17,262
Corporate expenses	(46,247)	(39,918)	(22,949)
	(16,702)	1,083	(5,687)
Share‑based payment expenses (Note 20)	(8,035)	(5,658)	(6,418)
Depreciation and amortization (including impairments)	(21,291)	(15,128)	(6,579)
Operating loss	(46,028)	(19,703)	(18,684)
Financial costs, net	(848)	(1,394)	(2,013)
Income taxes	24	(281)	(158)
Loss for the year	(46,852)	(21,378)	(20,855)

Schedule of geographical information

in EUR k	2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	14,879	27,900	146,380	189,159
Sales of goods	762	—	2	764
Total Revenues from contracts with external customers	15,641	27,900	146,382	189,923

Recognized over time	14,879	27,900	19,131	61,910
Recognized at a point in time	762	—	127,251	128,013
Total Revenues from contracts with external customers	15,641	27,900	146,382	189,923

Geographical information
Europe	490	5,425	144,669	150,584
—Germany*#	—	211	140,922	141,133
—Netherlands**	—	6	3,616	3,622
Middle East	117	16,315	—	16,432
North America	14,940	2,950	1,606	19,496
—United States#	14,940	2,763	1,606	19,309
Latin America	94	2,499	—	2,593
Asia Pacific	—	711	107	818
Total	15,641	27,900	146,382	189,923

	2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	15,947	22,108	88,587	126,642
Sales of goods	1,004	—	735	1,739
Total Revenues from contracts with external customers	16,951	22,108	89,322	128,381

Recognized over time	15,947	22,108	24,684	62,739
Recognized at a point in time	1,004	—	64,638	65,642
Total Revenues from contracts with external customers	16,951	22,108	89,322	128,381

Geographical information
Europe	149	5,605	88,314	94,068
—Germany*#	—	186	80,879	81,065
—Netherlands**	—	3	6,572	6,575
Middle East	56	12,568	—	12,624
North America	16,711	1,576	978	19,265
—United States#	16,711	1,370	978	19,059
Latin America	35	1,851	2	1,888
Asia Pacific	—	508	28	536
Total	16,951	22,108	89,322	128,381

in EUR k	2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	19,089	27,258	46,347
Sales of goods	2,433	—	2,433
Total Revenues from contracts with external customers	21,522	27,258	48,780

Recognized over time	17,159	27,258	44,417
Recognized at a point in time	4,363	—	4,363
Total Revenues from contracts with external customers	21,522	27,258	48,780

Geographical information
Europe	381	7,066	7,447
—Germany*	233	275	508
—Netherlands**	—	25	25
Middle East	122	13,977	14,099
—Saudi Arabia#	—	7,417	7,417
North America	20,896	2,380	23,276
—United States#	20,896	1,882	22,778
Latin America	123	2,864	2,987
Asia Pacific	—	971	971
Total	21,522	27,258	48,780

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2021, 2020 or 2019

Schedule of contract balances

in EUR k	Dec 31, 2021	Dec 31, 2020
Trade receivables (note 15)	21,065	25,656
Contract assets (note 15)	3,272	3,543
Contract liabilities (note 19.2)	4,842	4,479